CAPITAL STOCK	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
CAPITAL STOCK [Text Block]

8.           CAPITAL STOCK

Authorized shares

The Company’s authorized capital stock consists of an unlimited number of common shares and an unlimited number of preferred shares without nominal or par value.

Issued and outstanding

At December 31, 2018, the Company had 84,922,633 common shares and no preferred shares outstanding.

2018

On January 17, 2018, the Company completed a private placement, with the new President of the Company, of 451,800 units at a price of $1.66 per unit for gross proceeds of $749,988. Each unit consisted of one common share and one half warrant. Each whole warrant entitles the holder to purchase one common share at a price of $2.29 per share until January 17, 2020. The Company did not pay a finder’s fee in connection with the private placement and incurred $15,817 of capital stock issuance costs.

On May 17, 2018, the Company completed a prospectus offering of 8,214,450 common shares at a price of $2.10 per common share for gross proceeds of $17,250,345. The Company incurred $1,313,612 of capital stock issuance costs related to the prospectus offering.

On December 7, 2018, the Company completed a private placement with SSR Mining Inc. of 8,220,645 common shares at a price of $3.73 per common share for gross proceeds of $30,663,006. The Company did not pay a finder’s fee in connection with the private placement and incurred $245,823 of capital stock issuance costs.

During 2018, the Company issued an aggregate of 236,750 common shares to a mineral property concession holder pursuant to a mineral property option agreement (note 5). The fair value of the shares was $682,992 and the Company incurred $10,007 in related capital stock issuance costs.

During 2018, the Company issued 1,052,500 common shares at $1.45 per common share and 2,458,585 common shares at $3.00 per common share for total gross proceeds of $8,901,880 on the exercise of warrants. The Company incurred $2,257 of related capital stock issuance costs. The Company also issued 685,000 common shares at $0.16 per common share for gross proceeds of $109,600 on the exercise of options. Accordingly, the Company reallocated $64,068 from reserves to capital stock.

During 2018, the Company recovered $11,656 (2017 – $7,698) of capital stock issuance costs for shares issued in prior years.

2017

During 2017, the Company issued 6,232,571 common shares at $0.20 per share for gross proceeds of $1,246,514 on the exercise of warrants and 25,005 common shares at $0.06 per share for gross proceeds of $1,500 on the exercise of stock options.

On December 19, 2017, the Company completed a private placement of 9,572,810 units at a price of $1.05 per unit for gross proceeds of $10,051,451. Each unit consisted of one common share and one half warrant. Each whole warrant entitles the holder to purchase one common share at a price of $1.45 per share until December 19, 2019. During 2017, in connection with the private placement, the Company incurred $773,565 in capital stock issuance costs.

Warrants

Warrant transactions during the year are as follows:

	2018		2017
	Number of	Weighted average	Number of	Weighted average
	warrants	exercise price	warrants	exercise price
Outstanding, beginning of year	7,402,655	$2.00	8,848,821	$1.03
Issued	225,900	2.29	4,786,405	1.45
Exercised	(3,511,085)	2.54	(6,232,571)	0.20
Expired	(157,665)	3.00	-	-
Outstanding, end of year	3,959,805	$1.50	7,402,655	$2.00

The warrants outstanding at December 31, 2018 are as follows:
		Remaining life	Number
Expiry date	Exercise price	(years)	of warrants
December 19, 2019	$1.45	0.97	3,733,905
January 17, 2020	$2.29	1.05	225,900
			3,959,805

The weighted average remaining life of warrants outstanding is 0.97 years.

Stock options

The Company has a “rolling 10%” Stock Option Plan which authorizes the grant of stock options to directors, officers, employees, and consultants, enabling them to acquire common shares of the Company to a maximum of 10% of the then issued and outstanding common shares. The exercise price of any option will be the market price of the Company's stock as at the date of the grant. The options can be granted for a maximum term of ten years with vesting determined by the Board of Directors.

A summary of the Company’s stock option transactions during the year is as follows:

		2018		2017
	Number of	Weighted average	Number of	Weighted average
	options	exercised price	options	exercised price
Outstanding, beginning of year	4,825,000	$1.24	3,900,005	$1.06
Issued	3,487,500	2.66	950,000	1.95
Exercised	(685,000)	0.16	(25,005)	0.06
Outstanding, end of year	7,627,500	$1.99	4,825,000	$1.24

During 2018, the Company granted:

  500,000 stock options, on January 2, 2018, to the new President of the Company that can be exercised at a price of $1.84 per share until January 2, 2023;

  955,000 stock options to directors, officers, employees, and consultants that can be exercised at a price of $1.94 per share until January 4, 2023;

  50,000 stock options to an employee that can be exercised at a price of $2.37 per share until March 1, 2023;

  100,000 stock options to a new director that can be exercised at a price of $2.69 per share until May 31, 2023;

  100,000 stock options to a new director that can be exercised at a price of $3.41 per share until November 11, 2023;

  200,000 stock options to the new COO that can be exercised at a price of $3.30 per share until November 13, 2023; and

  1,582,500 stock options to directors, officers, employees, and consultants that can be exercised at a price of $3.24 per share until December 14, 2023.

Options granted during 2018 vest over a one year period, with 25% vesting after each of three months, six months, nine months, and twelve months after the grant date, respectively.

During 2017, the Company granted:

  100,000 stock options, on January 3, 2017, to a newly appointed director that can be exercised at a price of $2.55 per share until January 3, 2022; and

  850,000 stock options, on August 4, 2017, to directors, officers, employees, and consultants that can be exercised at a price of $1.88 per share until August 4, 2022.

Options granted during 2017 vest over a one year period, with 25% vesting after each of three months, six months, nine months, and twelve months after the grant date, respectively.

Stock options outstanding and exercisable at December 31, 2018 are as follows:

		Options outstanding		Options exerciseable
		Number of shares	Remaining life	Number of shares
Expiry date	Exercise price	issuable on exercise	(years)	issuable on exercise
December 9, 2020	$0.16	1,565,000	1.94	1,565,000
October 17, 2021	$2.56	100,000	2.80	100,000
December 9, 2021	$2.30	1,525,000	2.94	1,525,000
January 3, 2022	$2.55	100,000	3.01	100,000
August 4, 2022	$1.88	850,000	3.59	850,000
January 2, 2023	$1.84	500,000	4.01	375,000
January 4, 2023	$1.94	955,000	4.01	716,250
March 1, 2023	$2.37	50,000	4.17	37,500
May 31, 2023	$2.69	100,000	4.42	50,000
November 11, 2023	$3.41	100,000	4.87	-
November 13, 2023	$3.30	200,000	4.87	-
December 14, 2023	$3.24	1,582,500	4.96	-
		7,627,500		5,318,750

The weighted average remaining life of options outstanding is 3.53 years.

Share-based compensation

The fair value of options granted during 2018 and 2017 was estimated using the Black-Scholes Option Pricing Model using the following assumptions:

	2018	2017
Expected option life (years)	4.67	4.54
Expected volatility	88.62%	74.26%
Expected dividend yield	-	-
Risk-free interestrate	2.00%	1.35%
Expected forfeiture rate	1.00%	1.00%
Fair value per share	$1.74	$1.13
Total fair value	$6,069,960	$1,068,207

During 2018, the Company recognized share-based compensation expense of $2,700,894 for the vested portion of these stock options, of which $2,298,407 was expensed and $402,487 was capitalized as exploration expenditures (note 5). The Company also recognized share-based compensation of $280,961 for the vested portion of stock options previously granted during 2017, of which $246,427 was expensed and $34,534 was capitalized as exploration expenditures (note 5).

During 2017, the Company recognized share-based compensation expense of $787,245 for the vested portion of these stock options, of which $681,919 was expensed and $105,326 was capitalized as exploration expenditures. The Company also recognized share-based compensation of $1,949,499 for the vested portion of stock options previously granted during 2016, of which $1,769,102 was expensed and $180,397 was capitalized as exploration expenditures (note 5).

Share-based payment reserve

The share-based payment reserve records items recognized as share-based compensation and the fair value of private placement warrants issued based on the residual method. At the time that stock options or warrants are exercised, the corresponding amount is reallocated to share capital or, if cancelled or expired, the corresponding amount is reallocated to deficit.

A summary of share-based payment reserve transactions is as follows:

	2018	2017
Balance, beginning of year	$3,278,378	$544,757
Share -based compensation	2,981,855	2,736,744
Stock options exercised, reallocated to capital stock	(64,068)	(3,123)
Balance, end of year	$6,196,165	$3,278,378